Intangible assets (Detail Textuals) $ in Thousands, $ in Thousands		12 Months Ended
	Sep. 30, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Sep. 30, 2019 USD ($)
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets		$ 1,438	$ 196	$ 6,634
Fair value of deferred payment payable current		649
Fair value of deferred payment payable		$ 1,655
Initial amortization period of intangible assets		4 years 3 months 18 days
Remaining amortization period of intangible assets		4 years 1 month 6 days
Write-down of intangible assets		$ 6,321		636
Percentage of intangible asset discount rate		20.00%
Zydus [Member]
Disclosure of detailed information about intangible assets [line items]
Upfront payment	$ 6,622				$ 5,000
Deferred payment	2,649				$ 2,000
Percentage of intangible asset discount rate		13.25%
Percentage of cumulative aggregate growth rate		300.00%
Cumulative aggregate growth term		4 years
Intangible asset recoverable amount		$ 1,600
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets		1,438	196
Transfers within intangible assets		(397)
Write-down of intangible assets		(638)
Acquired intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets				$ 6,634
Licences
Disclosure of detailed information about intangible assets [line items]
Amount payable for services provided recorded within accounts payable and accrued liabilities			546
Additions		7,038
Licences | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets		841	$ 196
Transfers within intangible assets		(397)
Write-down of intangible assets		$ (638)
Patents And Drug Approval [Member]
Disclosure of detailed information about intangible assets [line items]
Additions	8,930
Transfers within intangible assets	$ 1,457